EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES	12 Months Ended
Dec. 31, 2018
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

3.    EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

The main components are as follows:

	2018	2017	2016
		(restated,	(restated,
		note 1(b))	note 1(b))
Employee costs	$895.9	$893.6	$891.2
Less employee costs capitalized to property, plant and equipment and to intangible assets	(199.3)	(187.4)	(183.3)
	696.6	706.2	707.9
Purchase of goods and services:
Royalties, rights and creation costs	681.7	677.9	701.9
Cost of products sold	380.2	360.1	338.3
Service contracts	154.3	172.3	168.7
Marketing, circulation and distribution expenses	105.9	108.9	113.8
Building expenses	97.9	99.5	92.5
Other	332.0	381.0	374.7
	1,752.0	1,799.7	1,789.9
	$2,448.6	$2,505.9	$2,497.8